Subsequent events (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	Feb. 17, 2022	Jan. 07, 2022
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value			R$ 491,817
Contingent consideration			R$ 39,974
Reclame Aqui
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity interest acquired			50.00%
Consideration transferred, acquisition-date fair value			R$ 435,164	R$ 435,164
Contingent consideration			R$ 31,560
Linx Sistemas
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value					R$ 6,958
Banco Inter
Disclosure of non-adjusting events after reporting period [line items]
Sale of shares in group companies	16,800,000
Selling price per share	R$ 12.96
Value of the sale of the group's stake in the subsidiary.	R$ 218,000
Percentage of shares sold		21.50%